GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                                 (215) 988-7800
                                 (215) 988-7801



                              March 21, 2002



VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Public Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      New Century Portfolios
         File Nos. 33-24041/811-05646

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information dated February 28, 2002 for New Century Portfolios that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of New Century Portfolios which was filed electronically with the Securities and Exchange Commission on February 28, 2002.



                             Very truly yours,

                             /S/ TERRANCE JAMES REILLY

                             Terrance James Reilly



cc:      Ms. Ellen M. Bruno
         Steven M. Felsenstein, Esquire